ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATION/ACQUISITION [Abstract]
Purchase Price Allocation for Majelac Technologies LLC
The following table summarizes the preliminary purchase price allocation at the acquisition date as follows:
Purchase Price Allocation
Prepaid expenses and other current assets	$ 27
Property and equipment, net	906
Goodwill	9,483
Total	$10,416